Equity (Details) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 09, 2018	Jul. 10, 2018	Jul. 06, 2018	Apr. 04, 2018	Sep. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 20, 2019	Jul. 06, 2016
Equity (Details) [Line Items]
Ordinary shares outstanding						25,287,851	25,288,003
Ordinary shares issued						25,287,851	25,288,003
Restricted shares forfeited				1,150
Warrants outstanding						9,903,401	9,903,401
Estimated fair value (in Dollars)						$ (530,863)	$ (748,346)
Ordinary shares description						Unlimited shares authorized	Unlimited shares authorized
Percentage of ordinary shares						6.00%
Direct and incremental issuance costs (in Dollars)		$ 310,000
Statutory reserve, description						The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve (in Dollars)						$ 658,662	$ 6,621,063
Series A Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description		In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved an downward adjustment of exercise price from $2.6 to $1.18.
Convertible common stock price per share (in Dollars per share)		$ 2.60
Estimated fair value (in Dollars)		$ 1,202,310				$ 18,462	510,000
Series B Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description						In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.
Estimated fair value (in Dollars)		504,499
Warrant, description	the closing bid price of the Company’s ordinary shares was $1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at $391. The carrying fair value of the warrant liabilities on the exercise day was $503,847 and the fair value change in warrant liabilities for the years ended December 31, 2018 was $652. The Company incurred a gain of $652 upon exercise of the warrants.
Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income						23,300,000
Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income						40,000,000
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		$ 96,185				$ 1,477	$ 40,800
Escrow [Member]
Equity (Details) [Line Items]
Sale of stock, description						The Company has achieved the earn-out payment requirement in 2016 thus one third of 8 million escrowed restricted shares were released in 2017. However the Company has not achieved the earn-out payment requirement in both 2018 and 2017, thus the two thirds of 8 million escrowed restricted shares were not released.
Ordinary shares description						Based on an evaluation as discussed in FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series B Warrants were not considered indexed to its own stock because the settlement amount does not equal the difference between the fair value of a fixed number of the Company’s shares and a fixed strike price.
Private Placement [Member]
Equity (Details) [Line Items]
Sale of stock, description			the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.
Preferred Class A [Member]
Equity (Details) [Line Items]
preferred shares outstanding						715,000	715,000
Preferred shares issued						715,000	715,000		715,000
Preferred Class B [Member]
Equity (Details) [Line Items]
preferred shares outstanding						291,795,150
Preferred shares issued						291,795,150		291,795,150
Four Employees [Member]
Equity (Details) [Line Items]
Restricted shares issued					370,525
One independent Director [Member]
Equity (Details) [Line Items]
Restricted shares issued					370,525
2016 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income						20,200,000
2016 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income						32,000,000
2017 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income						22,600,000
2017 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income						38,000,000
2018 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income						25,600,000
2018 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income						44,000,000